Derivative Financial Instruments (Summary of Gains and Losses on Derivatives not Designated or Qualifying as Hedges) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2020	Sep. 30, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		¥ 24,542	¥ 174,483
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		32,791	210,909
Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		26,277	(30,736)
Equity-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	[1]	(31,999)	(494)
Credit-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	[2]	(29,219)	(3,546)
Other contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		¥ 26,692	¥ (1,650)

[1]	The net gains (losses) excluded from the assessment of the effectiveness of fair value hedges is not included in the above table.
[2]	Amounts include the net gains (losses) of ¥(426) million and ¥(1,221) million on the credit derivatives economically managing the credit risk of loans during the six months ended September 30, 2019 and 2020, respectively.